Payden Low Duration Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (25%
)
7,263,577 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.252%), 6.57%, 4/15/29 (a)(b) $ 7,265
9,418,051 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 6.60%,
8/19/38 (a)(b) 9,270
4,000,000 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 7.59%, 9/15/35 (a)(b) 4,036
1,340,886 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,295
8,567,403 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 7,693
1,800,000 Carvana Auto Receivables Trust 2021-P3,
1.03%, 6/10/27  1,665
2,400,000 Carvana Auto Receivables Trust 2023-P5 144A,
5.62%, 1/10/29 (a) 2,433
5,100,000 Dell Equipment Finance Trust 2023-1 144A,
5.65%, 9/22/28 (a) 5,141
9,315,267 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.182%), 6.50%, 10/15/30 (a)(b) 9,315
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 6,675
7,650,000 Diamond Issuer 2021-1A 144A, 2.31%,
11/20/51 (a) 6,813
1,000,000 DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a) 1,003
10,435,066 Enterprise Fleet Financing LLC 2023-1 144A,
5.51%, 1/22/29 (a) 10,459
1,900,000 Enterprise Fleet Financing LLC 2024-1 144A,
5.16%, 9/20/30 (a) 1,908
2,000,000 Flagship Credit Auto Trust 2021-3 144A,
0.95%, 7/15/27 (a) 1,944
5,250,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 4,767
2,100,000 GM Financial Consumer Automobile Receivables
Trust 2024-1, 4.85%, 12/18/28  2,109
1,104,811 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.294%), 6.63%, 9/15/37 (a)(b) 1,099
3,750,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 7.25%, 12/15/39 (a)(b) 3,688
9,800,000 HPEFS Equipment Trust 2023-1A 144A,
5.41%, 2/22/28 (a) 9,843
84,701 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 0.97%, 12/26/28 (a) 83
7,213,035 LCCM Trust 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.314%),
6.65%, 12/13/38 (a)(b) 7,100
4,221,045 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
1.414%), 6.75%, 7/15/36 (a)(b) 4,196
9,923,011 Madison Park Funding XXV Ltd. 2017-25A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.232%), 6.56%, 4/25/29 (a)(b) 9,916
1,425,811 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 1,310
4,956,917 Navient Private Education Refi Loan Trust 2021-
FA 144A, 1.11%, 2/18/70 (a) 4,237
Principal
or Shares Security Description
Value
(000)
5,291,684 Navient Private Education Refi Loan Trust 2022-
A 144A, 2.23%, 7/15/70 (a) $ 4,683
8,284,934 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 1.85%, 11/20/50 (a) 7,623
11,538,454 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.212%), 6.53%, 7/15/29 (a)(b) 11,551
6,500,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 6,462
8,400,000 OneMain Financial Issuance Trust 2021-1A
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.760%), 6.11%,
6/16/36 (a)(b) 8,297
4,350,000 OneMain Financial Issuance Trust 2023-2A
144A, 5.84%, 9/15/36 (a) 4,441
4,150,000 PFS Financing Corp. 2024-B 144A, 4.95%,
2/15/29 (a) 4,150
1,578,806 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (a) 1,568
1,238,682 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 5.92%, 8/16/32 (a) 1,235
908,367 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 6.79%, 8/16/32 (a) 908
2,250,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A, 5.64%, 12/15/33 (a) 2,267
488,086 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 477
2,176,548 Santander Drive Auto Receivables Trust 2022-3,
3.40%, 12/15/26  2,162
5,200,000 Santander Drive Auto Receivables Trust 2023-4,
5.73%, 4/17/28  5,255
3,232,250 Santander Drive Auto Receivables Trust 2023-S1
144A, 8.14%, 4/18/28 (a) 3,253
3,550,554 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (a) 3,100
5,874,033 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (a) 5,072
4,410,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 4,117
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 2,193
4,598,438 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (a) 4,535
11,729,737 TCI-Symphony CLO Ltd. 2017-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.192%), 6.51%, 7/15/30 (a)(b) 11,714
4,800,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 4,674
2,341,792 Vantage Data Centers Issuer LLC 2019-1A 144A,
3.19%, 7/15/44 (a) 2,306
6,550,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 6,096
316,074 Westlake Automobile Receivables Trust 2020-
1A 144A, 2.80%, 6/16/25 (a) 316
2,000,000 Westlake Automobile Receivables Trust 2021-
3A 144A, 2.12%, 1/15/27 (a) 1,909
10,000,000 Westlake Automobile Receivables Trust 2023-
2A 144A, 5.80%, 2/16/27 (a) 10,033
4,432,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 4,022
Total Asset Backed (Cost - $257,311)
249,682
Commercial Paper(c) (1%
)
8,000,000 Nutrien Ltd. , 5.64%, 2/26/24  7,968

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
Corporate Bond (34%
)
Financial  (18%)
2,400,000 ABN AMRO Bank NV 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.650%), 6.34%, 9/18/27 (a)(b) $ 2,455
5,110,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  4,963
2,190,000 Air Lease Corp. , 0.80%, 8/18/24  2,132
4,576,000 Air Lease Corp. , 2.88%, 1/15/26  4,371
1,890,000 Ally Financial Inc. , 3.88%, 5/21/24  1,879
2,230,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.330%), 6.34%, 10/30/26 (b) 2,277
5,650,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.970%), 5.39%, 7/28/27 (b) 5,712
6,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 0.98%, 4/22/25 (b) 6,601
7,770,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.650%), 1.53%, 12/06/25 (b) 7,503
4,995,000 Banque Federative du Credit Mutuel SA 144A,
5.90%, 7/13/26 (a) 5,102
2,225,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (a) 2,242
1,690,000 Blackstone Private Credit Fund , 2.70%, 1/15/25  1,641
2,160,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  2,088
1,520,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 1,397
285,000 BPCE SA 144A, 5.20%, 1/18/27 (a) 287
3,245,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(b) 3,275
5,665,000 Brighthouse Financial Global Funding 144A,
1.75%, 1/13/25 (a) 5,451
2,605,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (b) 2,716
1,540,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 1.450%), 6.06%, 10/24/25 (b) 1,536
5,605,000 Credit Agricole SA 144A, 5.59%, 7/05/26 (a) 5,714
1,555,000 Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a) 1,553
8,005,000 F&G Global Funding 144A, 0.90%, 9/20/24 (a) 7,744
2,030,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (b) 1,993
3,980,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 3,904
3,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.609%), 0.86%,
2/12/26 (b) 3,429
4,655,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.075%), 5.80%,
8/10/26 (b) 4,700
2,460,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  2,447
3,540,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 4.08%, 4/26/26 (b) 3,489
1,390,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.190%), 5.04%, 1/23/28 (b) 1,396
1,220,000 KeyBank N.A. , 4.70%, 1/26/26 (d) 1,196
3,415,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) 3,311
710,000 Main Street Capital Corp. , 6.95%, 3/01/29  722
6,245,000 Manufacturers & Traders Trust Co. , 4.65%,
1/27/26 (d) 6,166
Principal
or Shares Security Description
Value
(000)
12,090,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550%), 0.95%, 7/19/25 (b) $ 11,829
4,950,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.525%), 0.79%, 5/30/25 (b) 4,857
3,435,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 3,388
2,230,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b)
(d) 2,155
6,205,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.560%), 1.16%, 10/21/25 (b) 5,994
2,905,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.770%), 6.14%, 10/16/26 (b) 2,961
1,790,000 National Rural Utilities Cooperative Finance
Corp. , 4.45%, 3/13/26  1,782
1,440,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (b) 1,454
1,560,000 OneMain Finance Corp. , 7.13%, 3/15/26  1,582
985,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.342%), 5.30%,
1/21/28 (b)(d) 994
615,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 619
1,380,000 Radian Group Inc. , 6.63%, 3/15/25  1,387
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,077
2,850,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 2,652
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,407
1,570,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  1,540
6,385,000 Sumitomo Mitsui Financial Group Inc. , 5.46%,
1/13/26  6,453
2,240,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 2,308
1,700,000 VICI Properties LP/VICI Note Co. Inc. 144A,
3.50%, 2/15/25 (a) 1,660
5,365,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (b) 5,276
3,525,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.560%), 4.54%, 8/15/26 (b) 3,491
615,000 XHR LP 144A, 6.38%, 8/15/25 (a) 616
180,874
Industrial  (12%)
1,595,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 1,516
1,550,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 1,492
1,735,000 AutoZone Inc. , 5.05%, 7/15/26  1,744
1,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 1,496
1,380,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,375
3,190,000 CommonSpirit Health , 6.07%, 11/01/27  3,309
3,710,000 Concentrix Corp. , 6.65%, 8/02/26  3,801
960,000 CVS Health Corp. , 5.00%, 2/20/26  963
3,345,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 3,318
5,450,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  5,262
2,665,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  2,643
1,380,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,369

Principal
or Shares Security Description
Value
(000)
1,805,000 GE HealthCare Technologies Inc. , 5.55%,
11/15/24  $ 1,806
7,250,000 GE HealthCare Technologies Inc. , 5.60%,
11/15/25  7,319
3,860,000 General Motors Financial Co. Inc. , 1.20%,
10/15/24 (d) 3,747
2,065,000 General Motors Financial Co. Inc. , 5.40%,
4/06/26  2,079
1,785,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,656
580,000 Graphic Packaging International LLC , 4.13%,
8/15/24  575
1,380,000 HCA Inc. , 5.38%, 2/01/25  1,379
1,000,000 Hyundai Capital America 144A, 1.00%,
9/17/24 (a) 971
985,000 Hyundai Capital America 144A, 6.25%,
11/03/25 (a) 1,002
6,240,000 Hyundai Capital America 144A, 5.65%,
6/26/26 (a) 6,304
2,230,000 Hyundai Capital America 144A, 5.25%,
1/08/27 (a) 2,248
430,000 INEOS Quattro Finance 2 PLC 144A, 9.63%,
3/15/29 (a) 452
1,550,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 1,501
4,950,000 Mercedes-Benz Finance North America LLC
144A, 4.80%, 3/30/26 (a) 4,957
864,000 Meritage Homes Corp. , 6.00%, 6/01/25  863
680,000 Meritage Homes Corp. , 5.13%, 6/06/27  667
3,810,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a)(d) 3,697
6,545,000 Nissan Motor Acceptance Co. LLC 144A, 1.05%,
3/08/24 (a) 6,511
1,000,000 Nordstrom Inc. , 2.30%, 4/08/24  991
1,380,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,344
1,025,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.35%, 1/12/27 (a) 1,031
2,610,000 Qorvo Inc. , 1.75%, 12/15/24  2,519
1,655,000 Quanta Services Inc. , 0.95%, 10/01/24  1,605
2,945,000 Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (a) 2,977
5,225,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (a) 5,047
1,550,000 Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a) 1,448
1,550,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 1,507
8,400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (a) 8,200
667,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  666
865,000 T-Mobile USA Inc. , 2.25%, 2/15/26  821
1,380,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,373
1,565,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 1,582
1,380,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,381
1,605,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (a) 1,578
4,590,000 Volkswagen Group of America Finance LLC
144A, 5.70%, 9/12/26 (a) 4,666
1,340,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  1,303
116,061
Utility  (4%)
3,725,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a)(d) 3,559
Principal
or Shares Security Description
Value
(000)
2,800,000 American Electric Power Co. Inc. , 5.70%,
8/15/25  $ 2,823
2,755,467 Brazos Securitization LLC 144A, 5.01%,
9/01/31 (a) 2,754
1,430,000 Civitas Resources Inc. 144A, 8.38%, 7/01/28 (a) 1,506
3,585,000 Energy Transfer LP , 6.05%, 12/01/26  3,685
764,000 EQT Corp. , 6.13%, 2/01/25  767
370,000 Kodiak Gas Services LLC 144A, 7.25%,
2/15/29 (a) 375
420,000 Nabors Industries Inc. 144A, 9.13%, 1/31/30 (a)
(d) 428
2,445,000 NextEra Energy Capital Holdings Inc. , 5.75%,
9/01/25  2,470
3,195,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 3,164
1,930,000 ONEOK Inc. , 5.55%, 11/01/26  1,963
2,805,000 Ovintiv Inc. , 5.65%, 5/15/25  2,820
4,000,000 Plains All American Pipeline LP/PAA Finance
Corp. , 3.60%, 11/01/24  3,939
2,300,000 Plains All American Pipeline LP/PAA Finance
Corp. , 4.50%, 12/15/26  2,280
1,215,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A, 7.38%, 2/15/29 (a) 1,213
225,000 Talos Production Inc. 144A, 9.00%, 2/01/29 (a) 228
1,550,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 1,495
3,830,000 TransCanada PipeLines Ltd. , 6.20%, 3/09/26  3,830
1,550,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,648
1,000,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (a) 1,063
1,080,000 Williams Cos. Inc. , 5.40%, 3/02/26  1,091
43,101
Total Corporate Bond (Cost - $342,686)
340,036
Mortgage Backed (9%
)
80,080 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 6.60%,
2/16/37 (a)(b) 79
973,663 Bellemeade Re Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 6.34%, 9/25/31 (a)(b) 972
118,975,927 Benchmark Mortgage Trust 2018-B6, 0.55%,
10/10/51 (e) 1,408
2,567,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.194%), 6.53%, 10/15/36 (a)(b) 2,561
4,781,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.244%), 6.58%, 10/15/37 (a)(b) 4,754
2,500,000 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.792%), 6.79%, 2/15/39 (a)(b) 2,502
4,550,000 BX Trust 2021-ARIA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
6.35%, 10/15/36 (a)(b) 4,492
7,050,000 BXMT Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
6.50%, 5/15/38 (a)(b) 6,740
22,130,109 Cantor Commercial Real Estate Lending 2019-
CF1, 1.29%, 5/15/52 (e) 875
42,517,290 Citigroup Commercial Mortgage Trust 2018-C6,
0.92%, 11/10/51 (e) 1,269

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
3,586 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
6.70%, 8/20/35 (a)(b) $ 4
2,067,285 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.61%,
11/25/39 (a)(b) 2,085
302,348 Connecticut Avenue Securities Trust 2020-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.164%), 7.51%,
1/25/40 (a)(b) 307
900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 9.11%,
2/25/40 (a)(b) 950
2,355,593 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 7.89%,
7/25/42 (a)(b) 2,425
2,700,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 7.14%,
1/25/44 (a)(b) 2,712
2,852,902 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.277%), 6.61%,
5/15/36 (a)(b) 2,850
13,150,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 7.34%,
11/25/41 (a)(b) 13,264
11,769,990 FHLMC Multifamily Structured Pass-Through
Certificates K727, 2.95%, 7/25/24  11,634
7,205,264 Freddie Mac REMIC 5057, 1.00%, 4/15/54  6,494
1,615,992 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 6.19%,
9/25/41 (a)(b) 1,609
6,043 Freddie Mac STACR Trust 2019-DNA4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 2.064%), 7.41%, 10/25/49 (a)
(b) 6
2,225,997 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(e) 2,117
1,676,394 New Residential Mortgage Loan Trust 2017-3A
144A, 4.00%, 4/25/57 (a)(e) 1,592
1,445,780 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(e) 1,370
1,742,081 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 6.94%, 4/25/34 (a)(b) 1,743
6,450,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 6.15%, 3/15/36 (a)(b) 6,295
Principal
or Shares Security Description
Value
(000)
3,910,153 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(e) $ 3,358
406,508 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 7.19%, 11/25/31 (a)(b) 407
3,100,000 Shelter Growth CRE Issuer Ltd. 2023-FL5 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.754%), 8.09%, 5/19/38 (a)(b) 3,128
1,849,230 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
6.53%, 7/15/38 (a)(b) 1,824
Total Mortgage Backed (Cost - $96,039)
91,826
Municipal (1%
)
3,000,000 California Earthquake Authority A, 5.60%,
7/01/27  3,041
10,570,000 Texas Natural Gas Securitization Finance Corp. ,
5.10%, 4/01/35  10,805
Total Municipal (Cost - $13,570)
13,846
U.S. Government Agency (1%
)
11,730,000 FHLB, 5.00%, 2/28/25
(Cost - $11,714) 11,768
U.S. Treasury (28%
)
11,000,000 U.S. Treasury Bill , 5.55%, 4/11/24 (c) 10,889
3,555,000 U.S. Treasury Note , 3.00%, 7/15/25  3,485
18,015,000 U.S. Treasury Note , 5.13%, 9/30/25  18,202
16,350,000 U.S. Treasury Note , 5.13%, 10/31/25  16,537
36,067,000 U.S. Treasury Note , 4.00%, 2/15/26  35,925
41,261,000 U.S. Treasury Note , 3.50%, 4/15/26  40,911
136,853,000 U.S. Treasury Note , 4.50%, 8/15/26  137,829
18,480,000 U.S. Treasury Note , 4.13%, 1/15/27  18,477
Total U.S. Treasury (Cost - $280,303)
282,255
Investment Company (3%
)
32,323,352 Payden Cash Reserves Money Market Fund *
(Cost - $32,323)
32,323
Total Investments (Cost - $1,041,915) (102%)
1,029,704
Liabilities in excess of Other Assets (-2%)
(19,608)
Net Assets (100%) $ 1,010,096
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(c) Yield to maturity at time of purchase.
(d) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $3,430 and the total market value of the collateral held by the Fund is $3,518. Amounts in 000s.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 922 Mar-24 $ 189,615 $ 1,735 $ 1,735
Short Contracts:
U.S. Treasury 5-Year Note Future 136 Mar-24 (14,741) (316) (316)
Total Futures
$1,419